LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of loans receivable
A summary of the Company’s loans receivables is presented as follows:

	As of December 31, 2016	As of December 31, 2017
	US$’000	US$’000
Personal loans	62,510	149,028
Total Loans receivable	62,510	149,028

Allowance for loan losses
Individually assessed	541	574
Collectively assessed	3,195	4,342
Loans receivable, net	58,774	144,112

Current portion	41,966	129,438
Non-current portion	16,808	14,674

Financing Receivable Credit Quality Indicators
The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2017 and 2016, respectively:

Internal credit risk rating	As of December 31, 2016%		As of December 31, 2017%
	US$		US$
Pass	59,196	94.7	144,908	97.2
Special attention	1,158	1.9	763	0.5
Non-performing	2,156	3.4	3,357	2.3

Total	62,510	100	149,028	100

Past Due Financing Receivables
The following tables represent the aging of loans receivable by portfolio segment as of December 31, 2016 and 2017, respectively:

As of December 31,2017	90-179 days past due	180-365 days past due	Over 1 year past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	245	180	3,445	3,870	145,158	149,028

Total	245	180	3,445	3,870	145,158	149,028

As of December 31,2016	90-179 days past due	180-365 days past due	Over 1 year past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	593	1,390	1,206	3,189	59,321	62,510

Total	593	1,390	1,206	3,189	59,321	62,510

Allowance for Credit Losses on Financing Receivables
The following tables present the activity in the allowance for loan losses in loans receivable by loan portfolio as of and for the year ended December 31, 2015, 2016 and 2017, respectively:

For the year ended December 31, 2017	Personal
Beginning balance	3,736
Provision	1,180
Write offs	-
Ending balance	4,916
Ending balance: individually evaluated for impairment	574
Ending balance: collectively evaluated for impairment	4,342
Loans
Of which individually evaluated for impairment	4,477
Of which collectively evaluated for impairment	144,551

For the year ended December 31, 2016	Personal
Beginning balance	3,656
Provision	80
Write offs	-
Ending balance	3,736
Ending balance: individually evaluated for impairment	541
Ending balance: collectively evaluated for impairment	3,195
Loans
Of which individually evaluated for impairment	4,570
Of which collectively evaluated for impairment	57,940